Fair Value Measurements - Assets and Liabilities Carried at Fair Value by Hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets, Fair Value Disclosure [Abstract]
Debt securities	$ 42,072	$ 51,453
Equity securities	359	257
Mortgage loans	582	0
Limited partnerships	14	18
Policy loans	3,419	3,467
Freestanding derivative instruments	1,270	1,417
Cash and cash equivalents	3,934	1,799
GMIB reinsurance recoverable	170	262
Separate account assets	195,906	248,949
Total	247,726	307,622
Alternative Investment	2,420	2,234
Liabilities, Fair Value Disclosure [Abstract]
Embedded derivative (assets) liabilities	(1,018)	4,071
Funds withheld payable under reinsurance treaties	424	3,759
Freestanding derivative instruments	2,065	41
Total	1,471	7,871
U.S. government securities
Assets, Fair Value Disclosure [Abstract]
Debt securities	4,724	4,311
Other government securities
Assets, Fair Value Disclosure [Abstract]
Debt securities	1,468	1,619
Public utilities
Assets, Fair Value Disclosure [Abstract]
Debt securities	5,167	6,660
Corporate securities
Assets, Fair Value Disclosure [Abstract]
Debt securities	22,905	29,254
Residential mortgage-backed
Assets, Fair Value Disclosure [Abstract]
Debt securities	452	554
Commercial mortgage-backed
Assets, Fair Value Disclosure [Abstract]
Debt securities	1,631	2,029
Other asset-backed securities
Assets, Fair Value Disclosure [Abstract]
Debt securities	5,725	7,026
Derivatives related to funds withheld under reinsurance treaties
Assets, Fair Value Disclosure [Abstract]
Freestanding derivative instruments	3,255	43
Liabilities, Fair Value Disclosure [Abstract]
Freestanding derivative instruments	19	126
Funds withheld embedded derivative | Derivatives related to funds withheld under reinsurance treaties
Assets, Fair Value Disclosure [Abstract]
Freestanding derivative instruments	3,158	0
Liabilities, Fair Value Disclosure [Abstract]
Freestanding derivative instruments	0	120
Level 1
Assets, Fair Value Disclosure [Abstract]
Equity securities	163	212
Mortgage loans	0
Limited partnerships	0	0
Policy loans	0	0
Freestanding derivative instruments	0	0
Cash and cash equivalents	3,934	1,799
GMIB reinsurance recoverable	0	0
Separate account assets	0	0
Total	8,821	6,322
Liabilities, Fair Value Disclosure [Abstract]
Embedded derivative (assets) liabilities	0	0
Funds withheld payable under reinsurance treaties	0	0
Freestanding derivative instruments	0	0
Total	0	0
Level 1 | U.S. government securities
Assets, Fair Value Disclosure [Abstract]
Debt securities	4,724	4,311
Level 1 | Other government securities
Assets, Fair Value Disclosure [Abstract]
Debt securities	0	0
Level 1 | Public utilities
Assets, Fair Value Disclosure [Abstract]
Debt securities	0	0
Level 1 | Corporate securities
Assets, Fair Value Disclosure [Abstract]
Debt securities	0	0
Level 1 | Residential mortgage-backed
Assets, Fair Value Disclosure [Abstract]
Debt securities	0	0
Level 1 | Commercial mortgage-backed
Assets, Fair Value Disclosure [Abstract]
Debt securities	0	0
Level 1 | Other asset-backed securities
Assets, Fair Value Disclosure [Abstract]
Debt securities	0	0
Level 2
Assets, Fair Value Disclosure [Abstract]
Equity securities	195	43
Mortgage loans	0
Limited partnerships	0	17
Policy loans	0	0
Freestanding derivative instruments	1,270	1,417
Cash and cash equivalents	0	0
GMIB reinsurance recoverable	0	0
Separate account assets	195,906	248,949
Total	234,719	297,568
Liabilities, Fair Value Disclosure [Abstract]
Embedded derivative (assets) liabilities	1,136	1,445
Funds withheld payable under reinsurance treaties	0	0
Freestanding derivative instruments	2,065	41
Total	3,201	1,486
Level 2 | U.S. government securities
Assets, Fair Value Disclosure [Abstract]
Debt securities	0	0
Level 2 | Other government securities
Assets, Fair Value Disclosure [Abstract]
Debt securities	1,468	1,619
Level 2 | Public utilities
Assets, Fair Value Disclosure [Abstract]
Debt securities	5,167	6,660
Level 2 | Corporate securities
Assets, Fair Value Disclosure [Abstract]
Debt securities	22,905	29,254
Level 2 | Residential mortgage-backed
Assets, Fair Value Disclosure [Abstract]
Debt securities	452	554
Level 2 | Commercial mortgage-backed
Assets, Fair Value Disclosure [Abstract]
Debt securities	1,631	2,029
Level 2 | Other asset-backed securities
Assets, Fair Value Disclosure [Abstract]
Debt securities	5,725	7,026
Level 3
Assets, Fair Value Disclosure [Abstract]
Equity securities	1	2
Mortgage loans	582
Limited partnerships	14	1
Policy loans	3,419	3,467
Freestanding derivative instruments	0	0
Cash and cash equivalents	0	0
GMIB reinsurance recoverable	170	262
Separate account assets	0	0
Total	4,186	3,732
Liabilities, Fair Value Disclosure [Abstract]
Embedded derivative (assets) liabilities	(2,154)	2,626
Funds withheld payable under reinsurance treaties	424	3,759
Freestanding derivative instruments	0	0
Total	(1,730)	6,385
Level 3 | U.S. government securities
Assets, Fair Value Disclosure [Abstract]
Debt securities	0	0
Level 3 | Other government securities
Assets, Fair Value Disclosure [Abstract]
Debt securities	0	0
Level 3 | Public utilities
Assets, Fair Value Disclosure [Abstract]
Debt securities	0	0
Level 3 | Corporate securities
Assets, Fair Value Disclosure [Abstract]
Debt securities	0	0
Level 3 | Residential mortgage-backed
Assets, Fair Value Disclosure [Abstract]
Debt securities	0	0
Level 3 | Commercial mortgage-backed
Assets, Fair Value Disclosure [Abstract]
Debt securities	0	0
Level 3 | Other asset-backed securities
Assets, Fair Value Disclosure [Abstract]
Debt securities	0	0
Level 3 | GMWB Derivative
Liabilities, Fair Value Disclosure [Abstract]
Embedded derivative (assets) liabilities	(2,154)
Level 3 | Registered index linked annuity embedded derivatives
Liabilities, Fair Value Disclosure [Abstract]
Embedded derivative (assets) liabilities	205	6
Level 3 | RILA Embedded Derivative
Liabilities, Fair Value Disclosure [Abstract]
Embedded derivative (assets) liabilities	205
Level 3 | Fixed index annuity embedded derivatives
Liabilities, Fair Value Disclosure [Abstract]
Embedded derivative (assets) liabilities	$ 931	$ 1,439